Securities - Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	$ 744,050	$ 866,363
Debt securities, available-for-sale, unrealized gains	464	329
Debt securities, available-for-sale, unrealized losses	65,164	87,345
Securities available for sale	679,350	779,347
U.S. agency
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	10,299	13,191
Debt securities, available-for-sale, unrealized gains	5	10
Debt securities, available-for-sale, unrealized losses	797	1,100
Securities available for sale	9,507	12,101
U.S. agency residential mortgage-backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	90,195	100,700
Debt securities, available-for-sale, unrealized gains	3	19
Debt securities, available-for-sale, unrealized losses	8,981	10,261
Securities available for sale	81,217	90,458
U.S. agency commercial mortgage-backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	13,706	15,047
Debt securities, available-for-sale, unrealized gains	0	0
Debt securities, available-for-sale, unrealized losses	1,409	1,594
Securities available for sale	12,297	13,453
Private label mortgage-backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	93,527	102,196
Debt securities, available-for-sale, unrealized gains	249	245
Debt securities, available-for-sale, unrealized losses	7,307	8,596
Securities available for sale	86,469	93,845
Other asset backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	114,867	200,755
Debt securities, available-for-sale, unrealized gains	3	0
Debt securities, available-for-sale, unrealized losses	1,939	6,030
Securities available for sale	112,931	194,725
Obligations of states and political subdivisions
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	341,177	346,187
Debt securities, available-for-sale, unrealized gains	204	55
Debt securities, available-for-sale, unrealized losses	38,644	50,565
Securities available for sale	302,737	295,677
Corporate
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	79,296	87,308
Debt securities, available-for-sale, unrealized gains	0	0
Debt securities, available-for-sale, unrealized losses	6,046	9,151
Securities available for sale	73,250	78,157
Trust preferred
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	983	979
Debt securities, available-for-sale, unrealized gains	0	0
Debt securities, available-for-sale, unrealized losses	41	48
Securities available for sale	$ 942	$ 931